Long-term debt - Credit Facilities - Other (Details)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	May 17, 2022 USD ($)	May 31, 2021 USD ($)
Debt Instrument [Line Items]
Number of vessels secured by first-priority mortgages | vessel	50
Carrying amount, gross	$ 2,874,100,000	$ 3,323,700,000
Line of Credit
Debt Instrument [Line Items]
Number of vessels secured by first-priority mortgages | vessel	48
Face value of debt	$ 1,423,284,000
Senior Secured Notes
Debt Instrument [Line Items]
Face value of debt			$ 500,000,000	$ 500,000,000
Carrying amount, gross	$ 1,000,000,000	$ 1,000,000,000